Financial Instruments (Details) - Schedule of Company's liquidity reserve on the basis of expected cash flows - AUD ($)	Jun. 30, 2022	Jun. 30, 2021
Less Than 6 Months [Member]
Financial Instruments (Details) - Schedule of Company's liquidity reserve on the basis of expected cash flows [Line Items]
Total	$ (5,164,143)	$ (2,530,255)
Total Contracted Cash Flows [Member]
Financial Instruments (Details) - Schedule of Company's liquidity reserve on the basis of expected cash flows [Line Items]
Total	(5,224,000)	(2,568,158)
Carrying Amounts [Member]
Financial Instruments (Details) - Schedule of Company's liquidity reserve on the basis of expected cash flows [Line Items]
Total	(5,224,000)	(2,568,158)
Greater Than 12 Months and Less Than 5 Years [Member]
Financial Instruments (Details) - Schedule of Company's liquidity reserve on the basis of expected cash flows [Line Items]
Total	(59,857)	(37,903)
Trade And Other Payables [Member] | Less Than 6 Months [Member]
Financial Instruments (Details) - Schedule of Company's liquidity reserve on the basis of expected cash flows [Line Items]
Total	(5,106,511)	(2,502,509)
Trade And Other Payables [Member] | 6-12 Months [Member]
Financial Instruments (Details) - Schedule of Company's liquidity reserve on the basis of expected cash flows [Line Items]
Total
Trade And Other Payables [Member] | Total Contracted Cash Flows [Member]
Financial Instruments (Details) - Schedule of Company's liquidity reserve on the basis of expected cash flows [Line Items]
Total	(5,106,511)	(2,502,509)
Trade And Other Payables [Member] | Carrying Amounts [Member]
Financial Instruments (Details) - Schedule of Company's liquidity reserve on the basis of expected cash flows [Line Items]
Total	(5,106,511)	(2,502,509)
Trade And Other Payables [Member] | Greater Than 12 Months and Less Than 5 Years [Member]
Financial Instruments (Details) - Schedule of Company's liquidity reserve on the basis of expected cash flows [Line Items]
Total
Lease liabilities [Member] | Less Than 6 Months [Member]
Financial Instruments (Details) - Schedule of Company's liquidity reserve on the basis of expected cash flows [Line Items]
Total	(57,632)	(27,746)
Lease liabilities [Member] | 6-12 Months [Member]
Financial Instruments (Details) - Schedule of Company's liquidity reserve on the basis of expected cash flows [Line Items]
Total
Lease liabilities [Member] | Total Contracted Cash Flows [Member]
Financial Instruments (Details) - Schedule of Company's liquidity reserve on the basis of expected cash flows [Line Items]
Total	(117,489)	(65,649)
Lease liabilities [Member] | Carrying Amounts [Member]
Financial Instruments (Details) - Schedule of Company's liquidity reserve on the basis of expected cash flows [Line Items]
Total	(117,489)	(65,649)
Lease liabilities [Member] | Greater Than 12 Months and Less Than 5 Years [Member]
Financial Instruments (Details) - Schedule of Company's liquidity reserve on the basis of expected cash flows [Line Items]
Total	$ (59,857)	$ (37,903)